CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Schedule of Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
Cash and cash equivalents	$ 40,643	252,174	$ 58,206	361,146	371,256	767,885
Short-term time deposits with maturity over three months but within one year	3,868	24,000		184,440
Long-term time deposits due within one year	525	3,256
Long-term time deposits with maturity between one and two years				40,256